Power Purchase Agreement - Schedule of Changes in Estimated Fair Value of Derivative Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Power Purchase Agreement [Line Items]
Balance as of December 31, 2023	$ 97,497
Change in fair value of derivative asset	6,721	$ 71,418	$ 12,112
Balance as of December 31, 2024	104,218	97,497
Level 3
Power Purchase Agreement [Line Items]
Balance as of December 31, 2023	97,497
Balance as of December 31, 2024	$ 104,218	$ 97,497